[ING FUNDS LOGO]

December 15, 2009

VIA EDGAR AND OVERNIGHT MAIL

Mr. Brion R. Thompson

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	ING Infrastructure, Industrials and Materials Fund (the “Fund”)
(File Nos. 333-147343; 811-22144)

Dear Mr. Thompson:

Attached for filing, in electronic format via the EDGAR system, is Pre-Effective Amendment No. 4 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and Amendment No. 4 to the Fund’s registration statement under the Investment Company Act of 1940, as amended.

If I can provide you with anything that will facilitate your review or if you have any additional questions concerning the filing, please do not hesitate to contact me at (480) 477-2278.

Best Regards,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

Attachments

cc:	Huey P. Falgout, Jr.
ING Investments, LLC